Debt - Schedule of the Aggregate Principal Amount of Debt Outstanding (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Senior secured notes	$ 2,081	$ 8,900
Note payable - related parties	2,305	0
Total Debt	$ 4,386	$ 8,900